5. Derivative liability: Schedule of Derivative Liabilities at Fair Value (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Expected volatility	260.00%	89.00%	188.00%
Risk free rate	1.58%	0.99%	0.24%
Expected life (in years)	2 months 12 days	9 months 18 days	2 years